Segmented Information - Schedule of Information Relating to Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Sales Information [Line Items]
Sales to external customers	$ 292,759	$ 302,317	$ 270,948
Inter-segment sales	25,126	27,076	21,875
Unadjusted gross profit	131,166	139,694	121,757
Retail Segment [Member]
Sales Information [Line Items]
Sales to external customers	274,725	279,345	257,150
Unadjusted gross profit	120,554	125,749	113,131
Other Segments [Member]
Sales Information [Line Items]
Sales to external customers	18,034	22,972	13,798
Inter-segment sales	25,126	27,076	21,875
Unadjusted gross profit	$ 10,612	$ 13,945	$ 8,626